LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2024
LEASE OBLIGATIONS
LEASE OBLIGATIONS

12.  LEASE OBLIGATIONS

GFL leases several assets including buildings, property and equipment.

The following table presents GFL’s future minimum payments under lease obligations for the periods indicated:

	December 31, 2024	December 31, 2023
Lease obligations	$757.7	$610.4
Less: Interest	211.1	167.4
	546.6	443.0
Less: Current portion of lease obligations	69.4	59.6
Non-current portion of lease obligations	$477.2	$383.4

Lease obligations include $103.5 million of secured lease obligations as at December 31, 2024 ($107.1 million as at December 31, 2023).

Interest expense in connection with lease obligations was $32.8 million for the year ended December 31, 2024 ($23.0 million for the year ended December 31, 2023).

The following table presents principal and interest payments on future minimum lease payments under the lease obligations:

2025	$105.6
2026	180.6
2027	79.3
2028	55.5
2029	42.7
Thereafter	294.0
$757.7